FINANCING RECEIVABLE (Schedule of Nonaccrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
FINANCING RECEIVABLE [Abstract]
Used car financing	$ 432
Financing for installment sales	2,977
Other financing	174
Financing receivable, net	$ 3,583